SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 75	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 76	☒

THE HUNTINGTON FUNDS

(Exact name of Registrant as Specified in Charter)

2960 North Meridian Street, Suite 300

Attn: Huntington Funds Officer

Indianapolis, IN 46208

(Address of Principal Executive Offices)

1-800-544-8347

(Registrant’s Telephone Number)

Ronald J. Corn, Esq.

The Huntington National Bank

41 South High Street

Columbus, OH 43287

(Name and address of agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on July 28, 2011 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment No. 75 incorporates by reference Parts A, B and C of Post-Effective Amendment No. 71. This amendment is filed solely to delay the effectiveness of Post-Effective Amendment No. 71.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (File No. 33-11905) and the Investment Company Act of 1940 (File No. 811-05010), the Registrant, THE HUNTINGTON FUNDS, has duly caused this Post-Effective Amendment No. 75 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Indianapolis and State of Indiana, on the 6th day of June, 2011.

THE HUNTINGTON FUNDS

BY:	/s/ John C. Swhear
John C. Swhear, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 75 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated:

NAME	TITLE	DATE

BY: /s/ John C. Swhear John C. Swhear, Secretary	Attorney In Fact For the Persons Listed Below	June 6, 2011

/s/ B. Randolph Bateman B. Randolph Bateman*	President and Trustee

/s/ R. Jeffrey Young R. Jeffrey Young	Chief Executive Officer (Principal Executive Officer)	June 6, 2011

/s/ Robert Silva Robert Silva	Treasurer (Principal Financial Officer)	June 6, 2011

/s/ Matthew Miller Matthew Miller	Vice President	June 6, 2011

/s/ David S. Schoedinger David S. Schoedinger*	Trustee

/s/ Thomas J. Westerfield Thomas J. Westerfield*	Trustee

/s/ Tadd C. Seitz Tadd C. Seitz*	Trustee

/s/ Mark D. Shary Mark D. Shary*	Trustee

/s/ William H. Zimmer William H. Zimmer*	Trustee

*	By Power of Attorney

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